Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements
Warrant Liability	$ 966	$ 193
Recurring basis | Quoted prices in active markets for identical assets (Level 1) | Money Market Funds
Fair Value Measurements
Investments in money market funds	524	4,874
Recurring basis | Significant unobservable inputs (Level 3) | Series A Warrant
Fair Value Measurements
Warrant Liability	523	193
Recurring basis | Significant unobservable inputs (Level 3) | Series B Warrant
Fair Value Measurements
Warrant Liability	$ 443